UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2006, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2007.

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2006

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   AUGUST 13, 2007

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _6_

Form 13F Information Table Value Total:  $149,481


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

NORTHWESTERN CORP	     COMNEW	 668074305     22130	 625488	  SH	  DEFINED	      625488	0	0
REALOGY CORP	             COM	 76505E100     15160	 500000	  SH	  DEFINED	      500000	0	0
SABRE HLDGS CORP	     CLA	 785905100      2073	  65000	  SH	  DEFINED	       65000	0	0
UNIVISION COMMUNICATIONS IN  CLA	 914906102     56128	1584647	  SH	  DEFINED	     1584647	0	0
BANK NEW YORK INC	     COM	 64057102	1870	  47500	  SH	  DEFINED	       47500	0	0
GIANT INDS INC	             COM	 374508109     52120	 695400	  SH	  DEFINED	      695400	0	0



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